UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

New Asia Fund

Investor Class (PRASX)

This semi-annual shareholder report contains important information about New Asia Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - Investor Class	$54	1.01%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,421,637
Number of Portfolio Holdings	72
Table Summary

Portfolio Turnover Rate	40.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	44.4%
Financials	14.1
Industrials & Business Services	11.9
Communication Services	10.3
Consumer Discretionary	7.6
Health Care	3.7
Real Estate	2.8
Consumer Staples	2.2
Materials	1.3
Other	1.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	18.5%
Samsung Electronics	9.2
SK hynix	5.4
Tencent Holdings	5.1
Delta Electronics	3.6
Alibaba Group Holding	3.6
DBS Group Holdings	2.6
Bharti Airtel	2.0
Contemporary Amperex Technology	1.7
Hon Hai Precision Industry	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F39-053 6/26

New Asia Fund

Investor Class (PRASX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

New Asia Fund

I Class (PNSIX)

This semi-annual shareholder report contains important information about New Asia Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - I Class	$44	0.83%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,421,637
Number of Portfolio Holdings	72
Table Summary

Portfolio Turnover Rate	40.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	44.4%
Financials	14.1
Industrials & Business Services	11.9
Communication Services	10.3
Consumer Discretionary	7.6
Health Care	3.7
Real Estate	2.8
Consumer Staples	2.2
Materials	1.3
Other	1.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	18.5%
Samsung Electronics	9.2
SK hynix	5.4
Tencent Holdings	5.1
Delta Electronics	3.6
Alibaba Group Holding	3.6
DBS Group Holdings	2.6
Bharti Airtel	2.0
Contemporary Amperex Technology	1.7
Hon Hai Precision Industry	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F425-053 6/26

New Asia Fund

I Class (PNSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

New Asia Fund

Z Class (TRZNX)

This semi-annual shareholder report contains important information about New Asia Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,421,637
Number of Portfolio Holdings	72
Table Summary

Portfolio Turnover Rate	40.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	44.4%
Financials	14.1
Industrials & Business Services	11.9
Communication Services	10.3
Consumer Discretionary	7.6
Health Care	3.7
Real Estate	2.8
Consumer Staples	2.2
Materials	1.3
Other	1.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	18.5%
Samsung Electronics	9.2
SK hynix	5.4
Tencent Holdings	5.1
Delta Electronics	3.6
Alibaba Group Holding	3.6
DBS Group Holdings	2.6
Bharti Airtel	2.0
Contemporary Amperex Technology	1.7
Hon Hai Precision Industry	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1416-053 6/26

New Asia Fund

Z Class (TRZNX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRASX New Asia Fund
PNSIX New Asia Fund–
.
I Class
TRZNX New Asia Fund–
.
Z Class

T. ROWE PRICE New Asia Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 21 .19 $ 17 .35 $ 14 .70 $ 13 .78 $ 24 .82 $ 22 .07
Investment
activities
Net investment
income
(1)(2)
0 .02 0 .20 0 .18 0 .17 0 .10 0 .12
Net realized and
unrealized gain/
loss 3 .01 3 .82 2 .75 1 .06 ( 8 .15 ) 2 .75
Total from
investment
activities 3 .03 4 .02 2 .93 1 .23 ( 8 .05 ) 2 .87
Distributions
Net investment
income ( 0 .13 ) ( 0 .18 ) ( 0 .28 ) ( 0 .06 ) ( 0 .06 ) ( 0 .10 )
Net realized gain — — — ( 0 .25 ) ( 2 .93 ) ( 0 .02 )
Total distributions ( 0 .13 ) ( 0 .18 ) ( 0 .28 ) ( 0 .31 ) ( 2 .99 ) ( 0 .12 )
NET ASSET
VALUE
End of period $ 24 .09 $ 21 .19 $ 17 .35 $ 14 .70 $ 13 .78 $ 24 .82

T. ROWE PRICE New Asia Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
14 .41% 23 .38% 20 .18% 8 .72% ( 36 .53 ) % 12 .99%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .01%
(4)
1 .03% 1 .03% 1 .00% 0 .99% 0 .91%
Net expenses
after waivers/
payments by
Price Associates 1 .01%
(4)
1 .03% 1 .03% 1 .00% 0 .99% 0 .91%
Net investment
income 0 .23%
(4)
1 .09% 1 .09% 1 .02% 0 .52% 0 .48%
Portfolio turnover
rate 40 .0% 52 .9% 54 .8% 36 .5% 37 .4% 48 .0%
Net assets, end of
period (in millions) $1,231 $1,087 $1,017 $1,024 $1,085 $2,662
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE New Asia Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 21 .13 $ 17 .31 $ 14 .66 $ 13 .79 $ 24 .89 $ 22 .13
Investment
activities
Net investment
income
(1)(2)
0 .05 0 .23 0 .21 0 .19 0 .14 0 .17
Net realized and
unrealized gain/
loss 2 .99 3 .80 2 .75 1 .08 ( 8 .17 ) 2 .73
Total from
investment
activities 3 .04 4 .03 2 .96 1 .27 ( 8 .03 ) 2 .90
Distributions
Net investment
income ( 0 .16 ) ( 0 .21 ) ( 0 .31 ) ( 0 .15 ) ( 0 .14 ) ( 0 .12 )
Net realized gain — — — ( 0 .25 ) ( 2 .93 ) ( 0 .02 )
Total distributions ( 0 .16 ) ( 0 .21 ) ( 0 .31 ) ( 0 .40 ) ( 3 .07 ) ( 0 .14 )
NET ASSET
VALUE
End of period $ 24 .01 $ 21 .13 $ 17 .31 $ 14 .66 $ 13 .79 $ 24 .89

T. ROWE PRICE New Asia Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
14 .52% 23 .59% 20 .44% 8 .92% ( 36 .44 ) % 13 .09%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .85%
(4)
0 .86% 0 .86% 0 .84% 0 .84% 0 .81%
Net expenses
after waivers/
payments by
Price Associates 0 .83%
(4)
0 .83% 0 .84% 0 .84% 0 .84% 0 .81%
Net investment
income 0 .43%
(4)
1 .29% 1 .28% 1 .19% 0 .80% 0 .66%
Portfolio turnover
rate 40 .0% 52 .9% 54 .8% 36 .5% 37 .4% 48 .0%
Net assets, end of
period (in millions) $1,022 $880 $816 $1,007 $1,073 $1,198
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE New Asia Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
NET ASSET
VALUE
Beginning of period $ 21 .12 $ 17 .32 $ 14 .69 $ 13 .84 $ 24 .97 $ 27 .46
Investment
activities
Net investment
income
(2)(3)
0 .14 0 .38 0 .34 0 .33 0 .29 0 .32
Net realized and
unrealized gain/
loss 2 .97 3 .80 2 .74 1 .08 ( 8 .16 ) ( 2 .81 )
(4)
Total from
investment
activities 3 .11 4 .18 3 .08 1 .41 ( 7 .87 ) ( 2 .49 )
Distributions
Net investment
income ( 0 .34 ) ( 0 .38 ) ( 0 .45 ) ( 0 .31 ) ( 0 .33 ) —
Net realized gain — — — ( 0 .25 ) ( 2 .93 ) —
Total distributions ( 0 .34 ) ( 0 .38 ) ( 0 .45 ) ( 0 .56 ) ( 3 .26 ) —
NET ASSET
VALUE
End of period $ 23 .89 $ 21 .12 $ 17 .32 $ 14 .69 $ 13 .84 $ 24 .97

T. ROWE PRICE New Asia Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
Ratios/Supplemental Data
Total return
(3)(5)
14 .99% 24 .68% 21 .42% 9 .78% ( 35 .88 ) % ( 9 .07 ) %
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .82%
(6)
0 .83% 0 .83% 0 .82% 0 .83% 0 .81%
(6)
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(6)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(6)
Net investment
income 1 .27%
(6)
2 .12% 2 .12% 2 .01% 1 .56% 1 .81%
(6)
Portfolio turnover
rate 40 .0% 52 .9% 54 .8% 36 .5% 37 .4% 48 .0%
Net assets, end
of period (in
thousands) $168,599 $144,128 $141,550 $150,393 $159,051 $296,120
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE New Asia Fund
April 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 28.6%
Common Stocks 18.5%
Alibaba Group Holding (HKD)  5,280,820 87,033
Busy Ming Group, Class H (HKD) (1) 193,700 10,885
Chifeng Jilong Gold Mining, Class H (HKD) (2) 3,114,000 14,658
China International Capital, Class H (HKD)  8,894,800 23,222
China Mengniu Dairy (HKD)  9,400,000 20,934
China Pacific Insurance Group, Class H (HKD)  5,944,000 25,948
CRRC, Class H (HKD)  15,911,000 10,591
Foshan Haitian Flavouring & Food, Class H (HKD)  2,324,700 10,409
GDS Holdings, Class A (HKD) (1) 2,791,000 14,730
H World Group (HKD)  3,173,800 16,387
iQIYI, ADR (USD) (1)(2) 6,441,991 7,602
KE Holdings, Class A (HKD) (2) 4,409,171 24,482
NetEase (HKD)  957,500 22,414
PICC Property & Casualty, Class H (HKD)  5,530,000 9,989
Shanghai Xizhi Technology, Class H (HKD) (1) 8,040 836
Sigenergy Technology, Class H (HKD) (1) 32,000 2,329
Tencent Holdings (HKD)  2,051,460 124,590
Victory Giant Technology Huizhou, Class H (HKD) (1) 214,900 8,763
WuXi AppTec, Class H (HKD)  781,300 13,726
449,528
Common Stocks - China A Shares 10.1%
Contemporary Amperex Technology, A Shares (CNH)  639,400 41,051
Hongfa Technology, A Shares (CNH)  5,656,091 25,901
Jiangsu Hengrui Pharmaceuticals, A Shares (CNH)  2,638,560 20,902
Jiangsu Zhongtian Technology, A Shares (CNH)  7,922,569 38,664
Sany Heavy Industry, A Shares (CNH)  7,820,645 23,365
Shenzhen Inovance Technology, A Shares (CNH)  2,788,288 28,110
Yantai Jereh Oilfield Services Group, A Shares (CNH)  909,400 18,281
Yunnan Aluminium, A Shares (CNH)  3,542,070 16,655
Zhongji Innolight, A Shares (CNH)  246,341 31,111
244,040
Total China (Cost $498,128) 693,568
HONG KONG 2.6%
Common Stocks 2.6%
AIA Group  2,417,200 26,538

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
Swire Properties  3,461,000 11,058
Techtronic Industries  1,800,500 26,107
Total Hong Kong (Cost $40,257) 63,703
INDIA 12.8%
Common Stocks 12.8%
Acutaas Chemicals  483,378 13,288
Adani Ports & Special Economic Zone  1,522,795 26,757
Apollo Hospitals Enterprise  223,978 18,080
Bajaj Finance  2,092,335 20,782
Bharti Airtel  2,425,737 48,490
Divi's Laboratories  188,916 12,999
HDFC Life Insurance  2,137,351 13,276
ICICI Bank  2,580,606 34,627
Indian Hotels  2,357,809 15,877
KEI Industries  550,439 28,328
Kotak Mahindra Bank  5,696,757 23,136
Larsen & Toubro  227,362 9,658
Lodha Developers  1,582,686 15,086
Mahindra & Mahindra  662,666 21,734
MakeMyTrip (USD) (1)(2) 154,880 7,312
Total India (Cost $318,156) 309,430
INDONESIA 0.2%
Common Stocks 0.2%
Bank Central Asia  12,891,900 4,371
Total Indonesia (Cost $2,077) 4,371
SINGAPORE 5.6%
Common Stocks 5.6%
City Developments  2,994,200 19,271
DBS Group Holdings  1,339,520 61,766
Grab Holdings, Class A (USD) (1) 1,913,890 7,311
Sea, ADR (USD) (1) 243,006 20,626
Singapore Telecommunications  7,470,400 27,056
Total Singapore (Cost $80,455) 136,030

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 19.0%
Common Stocks 19.0%
Cosmax  81,370 11,647
DB Insurance  294,969 33,566
Hanwha Aerospace  20,903 20,078
KB Financial Group  272,827 29,876
Samsung Electronics  1,474,272 222,007
Samsung Fire & Marine Insurance  36,713 11,465
SK h ynix  147,230 131,295
Total South Korea (Cost $141,515) 459,934
TAIWAN 27.5%
Common Stocks 27.5%
Delta Electronics  1,243,000 87,166
Hon Hai Precision Industry  5,737,000 40,532
Lotes  389,000 32,742
MediaTek  426,000 35,563
Taiwan Semiconductor Manufacturing  6,436,574 446,839
Unimicron Technology  832,000 23,631
Total Taiwan (Cost $121,249) 666,473
THAILAND 1.7%
Common Stocks 1.7%
Bangkok Bank  2,124,800 10,599
Bangkok Dusit Medical Services, Class F  16,778,200 9,409
True, NVDR  49,301,500 20,745
Total Thailand (Cost $39,486) 40,753
UNITED STATES 0.5%
Common Stocks 0.5%
Coupang (1) 606,640 12,121
Total United States (Cost $11,934) 12,121

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 0.5%
Common Stocks 0.5%
Asia Commercial Bank  11,963,260 10,700
Total Vietnam (Cost $10,009) 10,700
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 3.72% (3)(4) 17,196,801 17,197
Total Short-Term Investments (Cost $17,197) 17,197
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.71% (3)(4) 214,613 215
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 215
Total Securities Lending Collateral (Cost $215) 215
Total Investments in Securities
99.7% of Net Assets
(Cost $1,280,678) $ 2,414,495
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at April 30, 2026.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 555++
T. Rowe Price Treasury Reserve Fund, 3.71% — — —++
Totals $ —# $ — $ 555+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
4/30/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 40,638  ¤  ¤ $ 17,197
T. Rowe Price Treasury
Reserve Fund, 3.71% —  ¤  ¤ 215
Total $ 17,412^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $555 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,412.

T. ROWE PRICE New Asia Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,280,678) $ 2,414,495
Foreign currency (cost $8,205) 8,219
Receivable for investment securities sold 4,671
Dividends receivable 2,387
Receivable for shares sold 177
Other assets 3,651
Total assets 2,433,600
Liabilities
Payable for investment securities purchased 7,724
Investment management fees payable 1,448
Payable for shares redeemed 1,023
Obligation to return securities lending collateral 215
Due to affiliates 100
Other liabilities 1,453
Total liabilities 11,963
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 2,421,637

T. ROWE PRICE New Asia Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,037,205
Paid-in capital applicable to 100,720,971 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 1,384,432
NET ASSETS $ 2,421,637
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,231,217; Shares outstanding: 51,110,085) $ 24.09
I Class
(Net assets: $1,021,821; Shares outstanding: 42,552,969) $ 24.01
Z Class
(Net assets: $168,599; Shares outstanding: 7,057,917) $ 23.89

T. ROWE PRICE New Asia Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
4/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,707) $ 13,393
Securities lending 336
Other 1
Total income 13,730
Expenses
Investment management 8,597
Shareholder servicing
Investor Class $ 1,070
I Class 124 1,194
Prospectus and shareholder reports
Investor Class 21
I Class 8 29
Custody and accounting 281
Legal and audit 40
Registration 35
Directors 3
Miscellaneous 29
Waived / paid by Price Associates (678)
Total expenses 9,530
Net investment income 4,200

T. ROWE PRICE New Asia Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $2,526) 143,973
Foreign currency transactions (226)
Net realized gain 143,747
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(7,737)) 159,950
Other assets and liabilities denominated in foreign currencies (58)
Change in net unrealized gain / loss 159,892
Net realized and unrealized gain / loss 303,639
INCREASE IN NET ASSETS FROM OPERATIONS $ 307,839

T. ROWE PRICE New Asia Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,200 $ 23,680
Net realized gain 143,747 113,468
Change in net unrealized gain / loss 159,892 272,677
Increase in net assets from operations 307,839 409,825
Distributions to shareholders
Net earnings
Investor Class (7,313) (10,070)
I Class (6,635) (9,711)
Z Class (2,256) (3,015)
Decrease in net assets from distributions (16,204) (22,796)
Capital share transactions
*
Shares sold
Investor Class 149,015 32,200
I Class 59,728 50,768
Z Class 12,514 859
Shares issued in connection with fund acquisition
Investor Class 47,632 –
I Class 36,427 –
Distributions reinvested
Investor Class 6,750 9,378
I Class 5,926 8,558
Z Class 2,256 3,015
Shares redeemed
Investor Class (213,262) (172,298)
I Class (78,775) (155,485)
Z Class (9,500) (27,416)
Increase (decrease) in net assets from capital
share transactions 18,711 (250,421)

T. ROWE PRICE New Asia Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Net Assets
Increase during period 310,346 136,608
Beginning of period 2,111,291 1,974,683
End of period $ 2,421,637 $ 2,111,291
*Share information (000s)
Shares sold
Investor Class 7,041 1,780
I Class 2,694 2,872
Z Class 565 49
Shares issued in connection with fund acquisition
Investor Class 2,019 –
I Class 1,549 –
Distributions reinvested
Investor Class 330 546
I Class 290 500
Z Class 112 178
Shares redeemed
Investor Class (9,564) (9,681)
I Class (3,646) (8,845)
Z Class (442) (1,575)
Increase (decrease) in shares outstanding 948 (14,176)

T. ROWE PRICE New Asia Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund)
is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Asia (excluding Japan). The fund has three classes of shares:
the New Asia Fund (Investor Class), the New Asia Fund–I Class (I Class) and
the New Asia Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded

T. ROWE PRICE New Asia Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE New Asia Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE New Asia Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE New Asia Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 54,972 $ 2,342,111 $ — $ 2,397,083
Short-Term Investments 17,197 — — 17,197
Securities Lending Collateral 215 — — 215
Total $ 72,384 $ 2,342,111 $ — $ 2,414,495

T. ROWE PRICE New Asia Fund

emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2026, the value of loaned securities was $15,779,000; the aggregate value of collateral was $16,193,000 and consisted of cash collateral and related investments of $215,000 and U.S.
government securities of $15,978,000.

T. ROWE PRICE New Asia Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $878,782,000 and
$908,806,000, respectively, for the six months ended April 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2025, the fund had
$236,926,000 of available capital loss carryforwards.
At April 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,284,414,000. Net unrealized gain aggregated $1,127,824,000 at period-end, of which $1,174,443,000 related to appreciated investments and $46,619,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards

T. ROWE PRICE New Asia Fund

are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - ACQUISITION
On April 20, 2026, the fund acquired substantially all of the assets of the
T. Rowe Price Asia Opportunities Fund (the acquired fund), pursuant to the
Agreement and Plan of Reorganization dated December 9, 2025. The acquired fund had similar investment objectives and strategies, and identical fundamental investment policies as the fund. Additionally, the reorganization is intended to benefit shareholders of both funds through increased scale, leading to the same or lower expense ratios. The Boards of the acquired fund and the fund approved the reorganization, and the acquired fund’s Board approved the liquidation and dissolution of the acquired fund. The acquisition was accomplished by a tax-
free exchange of 2,019,151 shares of the fund’s Investor Class with a value of $47,632,000 for 2,327,997 shares of the Investor Class and 7,236 shares of the Advisor Class of the acquired fund then outstanding, in aggregate with the same value, and 1,548,763 shares of the fund’s I Class with a value of
$36,427,000 for 1,789,889 I Class shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the
NYSE on the immediately preceding business day, April 17, 2026. The net assets of the acquired fund at that date included $13,902,000 of unrealized appreciation. Assets of the acquired fund, including securities of $31,824,000, cash of $52,094,000, receivables and other assets of $140,000, were combined with those of the fund, resulting in aggregate net assets of $2,380,008,000 immediately after the acquisition. The net assets received, and shares issued by the fund were recorded at fair value; however, for financial reporting purposes, the historical cost basis of the investments received from the acquired fund will be carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the entire six months ended April 30, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), were as follows:

T. ROWE PRICE New Asia Fund

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the fund’s accompanying Statement of Operations since April 20,
2026.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation, which is expected to remain in place indefinitely, and may be amended or terminated only with approval of the fund’s Board. Prior to April 1, 2026, the
Investor Class’s contractual expense limitation was 1.14%. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net
($000s)
Net investment income $ 4,211
Net realized gain (loss) 165,350
Change in net unrealized gain/loss 143,798
Increase (decrease) in net assets from operations $ 313,359

T. ROWE PRICE New Asia Fund

assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended April 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $535,000 remain subject to repayment by the fund

T. ROWE PRICE New Asia Fund

at April 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30,
2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $759,000 for T. Rowe Price Services, Inc.; and $12,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Investor
Class I Class Z Class
Expense limitation/I Class Limit 1.03% 0.05% 0.00%
Expense limitation date N/A 12/31/27 N/A
(Waived)/repaid during the period ($000s) $— $(66) $(612)

T. ROWE PRICE New Asia Fund

Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE New Asia Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE New Asia Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Price International Subadvisory
Contract) that the Adviser has entered into with T. Rowe Price International Ltd
(Price International) on behalf of the fund. In that regard, at a meeting held on
March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Price International Subadvisory Contract.
However, at the Meeting, the Board also approved the termination of the
Price International Subadvisory Contract, effective July 1, 2026. In addition, at the Meeting, the Board approved the Adviser entering into a new investment subadvisory agreement (Price Hong Kong Subadvisory Agreement) with T. Rowe
Price Hong Kong Limited (Price Hong Kong) on behalf of the fund, effective April 1,
2026.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the selection of Price
International and Price Hong Kong (Subadvisers), and the approval of the Advisory
Contract and the approval of the Price International Subadvisory Contract and
Price Hong Kong Subadvisory Contract (Subadvisory Contracts). The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Price International Subadvisory Contract and entering into the Price Hong Kong Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.
The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

T. ROWE PRICE New Asia Fund

Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Price International and the services that will be provided to the fund by Price Hong Kong. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’
senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided and to be provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the
Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the Advisory Contract and Subadvisory Contracts.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE New Asia Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE New Asia Fund

The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE New Asia Fund

in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the fourth quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe). The information provided to the
Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the third quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE New Asia Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract, the continuation of the Price International Subadvisory Contract until its termination on July 1, 2026, and entering into the Price Hong Kong Subadvisory Contract on
April 1, 2026. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Advisory Contract and Subadvisory
Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F39-051 6/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026